Borrowings and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings and financial liabilities
Schedule of financial liabilities, current and noncurrent

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Conditional advances	906	664
Non-convertible bonds	2,740	1,721
Convertible bonds	1,647	1,792
Non-current lease obligations	225	190
Non-current financial liabilities	5,518	4,367
Non-current derivative financial instruments	536	—

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022
Conditional advances	377	418
Non-convertible bonds	1,524	1,017
Convertible notes	6,627	6,462
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables (1)	3,287	2,035
Current lease obligations	221	280
Current financial liabilities	12,036	10,213
Current derivative financial instruments	788	13
(1)	Financial liabilities related to the prefinancing of a portion of the research tax credit (CIR) receivables

Schedule of breakdown of financial liabilities by maturity

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2022	< 1 year	1 to 5 years	> 5 years
Conditional advances	1,083	418	664
Non-convertible bonds	2,685	981	1,704	—
Convertible notes	8,255	6,462	1,792
Lease liabilities	470	280	190	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	2,035	2,035		—
Total financial liabilities	14,527	10,177	4,350	—
Derivative financial instruments	13	13	—	—

	AS OF
	DECEMBER 31,	Current	Non-current
(amounts in thousands of euros)	2021	< 1 year	1 to 5 years	> 5 years
Conditional advances	1,284	378	746	160
Non-convertible bonds	4,264	1,524	2,740	—
Convertible notes	8,274	6,627	1,647	—
Lease liabilities	446	221	225	—
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables	3,287	3,287	—	—
Total financial liabilities	17,555	12,037	5,358	160
Derivative financial instruments	1,324	788	536	—

Summary of the sensitivity analysis through the change of inputs in the valuation

	As of December 31, 2022
Sensitivity aanalysis	Tranche 2	Tranche 3
Fair value of the convertible notes (in thousands of €)	4,066	2,396
Increase in volatility by 5%	0	0
Decrease in volatility by 5%	0	0
Increase in credit spread by 5%	0	0
Decrease in credit spread by 5%	0	0
Increase in Risk-free rate by 1%	0	0
Decrease in Risk-free rate by 1%	(1)	(1)
Increase in conversion price by 5%	1	2
Decrease in conversion price by 5%	0	0

	As of December 31, 2022
	Non convertible	Convertible	Derivative
Sensitivity aanalysis	bonds	Bonds	instruments
Fair value of the convertible notes (in thousands of €)	(2,667)	(1,709)	13
Increase in volatility by 5%	0	0	4
Decrease in volatility by 5%	0	0	(4)
Increase in credit spread by 5%	108	130	0
Decrease in credit spread by 5%	(120)	(148)	0
Increase in Risk-free rate by 1%	27	33	1
Decrease in Risk-free rate by 1%	(28)	(34)	(1)
Increase in conversion price by 5%	0	0	1
Decrease in conversion price by 5%	0	0	0

Schedule of reconciliation from redemption value to carrying value of financial liabilities

								Change
								in fair					Transfer
								Value					non
				Effect of		Fair-value at		through		Transaction			current
				amortized		initial		profit or		costs	Conver—		to
		Proceeds		costs	New lease	recognition	Fair value	loss	IAS 20	Interest	sion in	Guarantee	current	12/31/2021
(amounts in thousands of euros)	12/31/2020	(As restated)	Repayment	(As restated)	obligations	As restated)	Adjustments	As restated)	Grant	As restated)	equity	deposit	As restated)	As restated)
Conditional advances	893	400	(279)	33					(38)	—			(103)	906
Non-convertible bonds	940	3,927		33			(537)			(97)			(1,524)	2,740
Convertible bonds	—	2,250		15			(590)			(28)				1,647
Non-current financial lease obligations	—		(54)		500					—			(221)	225
Non-current financial liabilities	1,833	6,577	(333)	75	500		(1,127)	—	(38)	125	—		(1,848)	5,518
Non-current financial derivative instrument	—					464		72					—	536
Conditional advances	274	—											103	377
Non-convertible bonds	3,454	—	(3,550)	96									1,524	1,524
Convertible bonds	7,357	14,550	(910)	—				1,707			(16,082)		—	6,627
CIR prefinancing debt	2,134	3,011	(2,252)	43						79		272		3,287
Current financial lease obligations	—												221	221
Current financial liabilities	13,219	17,561	(6,712)	139	—			1,707		79	(16,082)	272	1,848	12,036
Current financial derivative instrument	—					710		78					—	788

						Change in
				Effect of		fair Value	Transaction			Transfer non
				amortized	New lease	through	costs	Conversion	Guarantee	current to
(amounts in thousands of euros)	12/31/2021	Proceeds	Repayment	costs	obligations	profit or loss	Interest	in equity	deposit	current	12/31/2022
Conditional advances	906	—	(230)	14	—	—	—	—	—	(26)	664
Non-convertible bonds	2,740	—	—	282	—	—	—	—	—	(1,300)	1,722
Convertible bonds	1,647	—	—	145	—	—	—	—	—	—	1,792
Non-current financial lease obligations	225	—	—	—	216	—	—	—	—	(251)	190
Non-current financial liabilities	5,518	—	(230)	441	216	—	—	—	—	(1,577)	4,368
Non-current financial derivative instrument	536	—	—	—	—	(536)	—	—	—	—	-
Conditional advances	377	—	—	15	—	—	—	—	—	26	418
Non-convertible bonds	1,524	—	(1,844)	37	—	—	—	—	—	1,300	1,016
Convertible bonds	6,627	10,000	—	—	—	675	—	(10,840)	—	—	6,462
CIR prefinancing debt	3,287	1,834	(3,458)	39	—	—	150	—	183	—	2,035
Current financial lease obligations	221	—	(244)	—	52	—	—	—	—	251	280
Current financial liabilities	12,036	11,834	(5,546)	91	52	675	150	(10,840)	183	1,576	10,212
Current financial derivative instrument	788	—	—	—	—	(775)	—	—	—	—	13

Conditional advances
Borrowings and financial liabilities
Schedule of breakdown of financial liabilities by maturity

(amounts in thousands of euros)	BPI -Sarcob	BPI - BIO101	AFM – Téléthon	BPI - BIO201	Total
As of December 31, 2022	—	324	385	373	1,083
Less than one year	—	269	91	—	360
One to five years	—	55	294	373	722
More than five years	—	—	—	—	—

(amounts in thousands of euros)	BPI -Sarcob	BPI – BIO101	AFM – Téléthon	BPI – BIO201	Total
As of December 31, 2021	59	495	400	400	1,354
Less than one year	59	220	100	—	379
One to five years	—	275	300	240	815
More than five years	—	—	—	160	160

Schedule of changes in financial liability

(amounts in thousands of euros)	BPI - Sarcob	BPI – BIO101	AFM – Téléthon	BPI – BIO201	Total
As of January 1, 2021	112	677	378	—	1,167
(+) Proceeds from conditional advances	-	—	—	400	400
(-) Repayment	(59)	(220)	—	—	(279)
Subsidies	—	—	—	(38)	(38)
Financial expenses	3	18	8	5	33
As of December 31, 2021	56	474	386	367	1,283
(+) Proceeds from conditional advances	—	—	—	—	—
(-) Repayment	(59)	(165)	—	—	(225)
Subsidies	—	—	—	—	—
Financial expenses	1	15	8	7	31
Others	2	—	(9)	—	(7)
As of December 31, 2022	—	324	385	373	1,083

Convertible notes to NEGMA
Borrowings and financial liabilities
Schedule of changes in financial liability

(amounts in thousands of euros)	NEGMA ORNANE BSA
As of January 1, 2020	2,909
(+) Change in fair value	5,304
(-) Shares issued pursuant to May 7, 2020 court decision	(1,394)
(-) Conversion settled with cash payment pursuant to May 7, 2020 court decision	(378)
(+) Shares to be returned pursuant November 18, 2020 court decision	1,212
(+) Cash returned pursuant to November 18, 2020 court decision	378
(-) Conversion settled with issuance of shares	(674)
As of December 31, 2020	7,357
(+) Change in fair value	(1,307)
(-) 2,050,000 shares delivered on August 13, 2022 pursuant to July 16,2021 court decision	(1,521)
(-) 4,950,000 shares issued on July 30, 2022 pursuant to July 16, 2021 court decision	(3,619)
(-) Conversion with cash-settlement	(910)
As of December 31, 2021	—

Convertible notes to Atlas
Borrowings and financial liabilities
Schedule of changes in financial liability

ATLAS ORNANE - 2020 Atlas
(amounts in thousands of euros)	Contract
As of January 1, 2021 - Convertible notes - Current	—
(+) Net proceeds (1)	14,550
(+/-) Change in the fair value of financial liabilities	3,017
(-) Conversion	(10,940)
As of December 31, 2021 - Convertible notes - Current	6,627
(+/-) Change in the fair value of financial liabilities	(546)
(-) Conversion	(6,081)
As of December 31, 2022 - Convertible notes - Current	—
(1)	Net proceeds of € 14,550 thousand (subscription price of 97% of the nominal value of €15,000 thousand) in 2021.

ATLAS ORNANE - 2021 Atlas
(amounts in thousands of euros)	Contract
As of January 1, 2022 - Convertible notes - Current	—
(+) Net proceeds (1)	9,590
(+/-) Change in the fair value of financial liabilities	1,221
(-) Conversion	(4,349)
As of December 31, 2022 - Convertible notes - Current	6,462
(1)	Net proceeds of €9,590 thousand (subscription price of 96 % of the nominal value of €10,000 thousand) in 2022.

Schedule of valuation of warrants issued to NEGMA

Conversion option	Tranche 1		Tranche 2		Tranche 3
	As of the	As of	As of the	As of	As of the	As of
	issue date	December	issue date	December 31,	issue date	December 31,
ATLAS 2021	(04/11/2022)	31, 2022	(06/28/2022)	2022	(10/20/2022)	2022
Number of outstanding convertible notes	160	—	160	148	80	80
Conversion price	€0.23	—	€0.10	€0.05	€0.10	€0.05
Volatility	70%	—	70%	65%	70%	65%
Risk-free rate	0.54%	—	1.82%	3.58%	2.81%	3.39%
Fair value of the convertible notes (in thousands of €) (1)	3,840	—	3,840	4,066	1,920	2,396

Non-convertible bonds to ATLAS
Borrowings and financial liabilities
Summary of accounting treatment of the conversion option

Conversion option	Tranche 7		Tranche 8
	As of the issue	As of	As of the issue	As of
	date	December	date	December
ATLAS 2020	(09/20/2021)	31, 2022	(12/19/2021)	31, 2022
Number of outstanding convertible notes	120	—	120	—
Conversion price	€0.74	—	€0.44	—
Volatility	46%	—	59%	—
Risk-free rate	-0.68%	—	-0.78%	—
Fair value of the convertible notes (in thousands of €)	3,518	—	3,646	—

Non-convertible bonds to Kreos
Borrowings and financial liabilities
Schedule of changes in financial liability

	KREOS
	2018	KREOS	KREOS	KREOS	KREOS
	contract	2021 contract	2021	2021	2021
	Non-	Non-	contract	contract	2018	KREOS
	Convertible	Convertible	Convertible	Bifurcated	warrants	2021 day
(amounts in thousands of euros) (1)	bonds	bonds	notes	derivatives	buy-back	one gain	Total
As of January 1, 2021	4,392	—	—	—	—	—	4,392
(+) Gross proceed Tr A & B	—	3,250	2,250	—	—	—	5,500
(+)Gross proceed Tr C	—	579	—	—	—	98	677
(+/-) Fair value Adjustments	—	(536)	(590)	1,174	(48)	—	—
(-) Fees charged on the bond loan	—	(97)	(28)	—	—	—	(125)
(+/-) Fair value of derivative instruments	—	—	—	150	—	—	150
(+/-) Amortized cost	96	33	15	—	—	—	144
(-) Repayment	(3,550)	—	—	—	—	—	(3,550)
As of December 31, 2021	938	3,229	1,647	1,324	(48)	98	7,188
(+) Gross proceed Tr A & B	—	—	—	—	—	—	—
(+)Gross proceed Tr C	—	—	—	—	—	—	—
(+/-) Fair value Adjustments (2)	—	—	—	(1,311)	—	—	(1,311)
(-) Fees charged on the bond loan	—	—	—	—	—	—	—
(+/-) Fair value of derivative instruments	—	—	—	—	—	—	—
(+/-) Amortized cost	6	358	145	—	—	(45)	464
(-) Repayment	(944)	(900)	—	—	—	—	(1,844)
As of December 31, 2022	—	2,687	1,792	13	(48)	53	4,497
(1)	Financial liabilities for all columns, except for the impact of the buyback of the 2018 BSA for 48 thousand which impacts equity under IAS 32.22
(2)	Decrease in value per option: €0.35559 as of December 31, 2021 compared to €0.00584 as of December 31, 2022

Bifurcated conversion options of tranches A and B
Borrowings and financial liabilities
Summary of accounting treatment of the conversion option

	At issuance date	As of December	As of December
Fair value of bifurcated conversion options of tranches A and B (maturing March 2025)	(November 19, 2021)	31, 2021	31, 2022
Number of obligations in circulation	2,250,000	2,250,000	2,250,000
Number of shares that can be subscribed	2,250,000	2,250,000	2,250,000
Share price	€0.451	€0.494	€0.046
Conversion ratio	€0.648	€0.648	€0.648
Volatility over a 12 months period	85%	85%	65%
Risk-free rate	—%	—%	3.39%
Credit spread	23.14%	23.14%	23.14%
Fair value of the derivative instrument (in thousands of euros)	(464)	(536)	—
Change in the fair value of the derivative instrument (in thousands of euros)		(72)	536

BSA Kreos 2021
Borrowings and financial liabilities
Summary of accounting treatment of the conversion option

	At issuance date	As of December 31,	As of December 31,
BSA – KREOS 2021 Derivative instruments	(December 19, 2021)	2021	2022
Number of BSAs in circulation	2,218,293	2,218,293	2,218,293
Exercise price per share	€0.56	€0.56	€0.56
Maturity	7 years	6.88 years	5.88 years
Volatility over a 12 months period	85%	85%	65%
Risk-free rate	—%	—%	3.24%
Fair value of BSA 2021 issued in favor of KREOS (in thousands of euros)	(710)	(788)	(13)
Change in the fair value of the derivative instrument (in thousands of euros)		(78)	775